Property, Equipment and Software, Net (Tables)	6 Months Ended
Jun. 30, 2023
Property, Equipment and Software, Net [Abstract]
Schedule of Property, Equipment and Software	At June 30, 2023 and December 31, 2022, property, equipment and software consisted of the following.
	June 30, 2023	December 31, 2022
	(Unaudited)
Office furniture	$-	$2,576
Computer equipment	-	6,545
Transportation equipment	161,265	67,580
Buildings and improvements	427,295	448,607
Software	1,017,412	1,068,156
	1,605,972	1,593,464
Less: accumulated depreciation and amortization	(1,370,577)	(1,470,497)
	$235,395	$122,967